Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrivent Mutual Funds
Entity Central Index Key	0000811869
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000002053
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Fund
Class Name	A
Trading Symbol	TAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Aggressive Allocation Fund (Class A), earned a return of 30.33%, outperforming its peer group, the Morningstar Aggressive Allocation category which returned 29.22%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	9,550	10,000	10,000	10,000	10,000
10/15	9,815	9,997	10,520	10,196	9,532
10/16	9,947	10,201	10,994	10,641	9,553
10/17	12,265	12,568	13,593	10,737	11,812
10/18	12,620	12,503	14,591	10,517	10,838
10/19	13,831	14,078	16,681	11,727	12,059
10/20	14,539	14,766	18,301	12,453	11,745
10/21	20,216	20,270	26,155	12,393	15,228
10/22	16,594	16,225	22,334	10,450	11,463
10/23	17,341	17,929	24,599	10,487	12,847
10/24	22,629	23,808	33,950	11,593	15,972

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	30.33%	10.35%	9.01%
Class A (including sales charge)Footnote Reference1	24.65%	9.33%	8.51%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

AssetsNet	$ 2,716,078,241
Holdings Count | Holding	979
Advisory Fees Paid, Amount	$ 18,182,661
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,716,078,241	979	48%	$18,182,661

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	31.3%
Mid Cap	24.8%
Short-Term Investments	13.5%
International	12.8%
Small Cap	12.2%
Investment Grade Debt	4.2%
Private Equity	1.1%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.4%
Thrivent International Allocation Fund, Class S	6.0%
Thrivent Mid Cap Stock Fund, Class S	4.9%
Thrivent Large Cap Value Fund, Class S	4.8%
Thrivent Core International Equity Fund	2.9%
Thrivent Core Mid Cap Value Fund	2.5%
Thrivent Global Stock Fund, Class S	2.3%
Thrivent Small Cap Stock Fund, Class S	2.2%
Thrivent Core Emerging Markets Equity Fund	1.9%
NVIDIA Corporation	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000002054
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Fund
Class Name	S
Trading Symbol	TAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$87	0.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Aggressive Allocation Fund (Class S), earned a return of 30.60%, outperforming its peer group, the Morningstar Aggressive Allocation category which returned 29.22%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	10,000	10,000	10,000	10,000	10,000
10/15	10,329	9,997	10,520	10,196	9,532
10/16	10,503	10,201	10,994	10,641	9,553
10/17	12,985	12,568	13,593	10,737	11,812
10/18	13,401	12,503	14,591	10,517	10,838
10/19	14,715	14,078	16,681	11,727	12,059
10/20	15,487	14,766	18,301	12,453	11,745
10/21	21,582	20,270	26,155	12,393	15,228
10/22	17,740	16,225	22,334	10,450	11,463
10/23	18,573	17,929	24,599	10,487	12,847
10/24	24,271	23,808	33,950	11,593	15,972

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	30.60%	10.53%	9.27%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

AssetsNet	$ 2,716,078,241
Holdings Count | Holding	979
Advisory Fees Paid, Amount	$ 18,182,661
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,716,078,241	979	48%	$18,182,661

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	31.3%
Mid Cap	24.8%
Short-Term Investments	13.5%
International	12.8%
Small Cap	12.2%
Investment Grade Debt	4.2%
Private Equity	1.1%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.4%
Thrivent International Allocation Fund, Class S	6.0%
Thrivent Mid Cap Stock Fund, Class S	4.9%
Thrivent Large Cap Value Fund, Class S	4.8%
Thrivent Core International Equity Fund	2.9%
Thrivent Core Mid Cap Value Fund	2.5%
Thrivent Global Stock Fund, Class S	2.3%
Thrivent Small Cap Stock Fund, Class S	2.2%
Thrivent Core Emerging Markets Equity Fund	1.9%
NVIDIA Corporation	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000002055
Shareholder Report [Line Items]
Fund Name	Thrivent Balanced Income Plus Fund
Class Name	A
Trading Symbol	AABFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Balanced Income Plus Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Balanced Income Plus Fund (Class A), earned a return of 19.04%, outperforming its peer group, the Morningstar Moderately Conservative Allocation category which returned 18.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
10/14	9,550	10,000	10,000	10,000	10,000	10,000
10/15	9,759	9,997	10,196	9,944	10,252	10,177
10/16	10,035	10,201	10,641	10,802	10,588	10,298
10/17	11,117	12,568	10,737	11,660	10,644	12,643
10/18	11,228	12,503	10,517	11,695	10,483	12,789
10/19	12,081	14,078	11,727	12,893	11,412	14,413
10/20	12,275	14,766	12,453	13,480	11,863	15,042
10/21	15,122	20,270	12,393	14,706	11,794	21,122
10/22	12,891	16,225	10,450	13,041	10,020	17,219
10/23	13,314	17,929	10,487	13,816	9,938	19,024
10/24	15,848	23,808	11,593	15,858	11,074	25,431

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	19.04%	5.58%	5.20%
Class A (including sales charge)Footnote Reference1	13.71%	4.61%	4.71%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	14.77%	4.23%	4.72%
Bloomberg U.S. Mortgage-Backed Securities Index	11.44%	-0.60%	1.03%
MSCI World Index - USD Net Returns	33.68%	12.03%	9.78%

AssetsNet	$ 418,196,708
Holdings Count | Holding	1,950
Advisory Fees Paid, Amount	$ 2,269,915
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$418,196,708	1,950	77%	$2,269,915

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	46.4%
Common Stock	33.0%
Registered Investments Companies	12.2%
Short-Term Investments	7.6%
Preferred Stock	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	6.8%
Thrivent Core Emerging Markets Debt Fund	5.0%
NVIDIA Corporation	1.4%
Microsoft Corporation	1.2%
Apple, Inc.	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
U.S. Treasury Bonds	0.9%
U.S. Treasury Notes	0.8%
Alphabet, Inc., Class C	0.8%
Meta Platforms, Inc.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund no longer invested in leveraged loans or compared its performance to the Morningstar LSTA US Leveraged Loan Index.

  Effective January 1, 2024, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2025, to waive a portion of the management fees associated with the Class A shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.97% from the previous annual rate of 0.99% of the average daily net assets of the Class A shares.

C000002056
Shareholder Report [Line Items]
Fund Name	Thrivent Balanced Income Plus Fund
Class Name	S
Trading Symbol	IBBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Balanced Income Plus Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Balanced Income Plus Fund (Class S), earned a return of 19.36%, outperforming its peer group, the Morningstar Moderately Conservative Allocation category which returned 18.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
10/14	10,000	10,000	10,000	10,000	10,000	10,000
10/15	10,258	9,997	10,196	9,944	10,252	10,177
10/16	10,597	10,201	10,641	10,802	10,588	10,298
10/17	11,772	12,568	10,737	11,660	10,644	12,643
10/18	11,926	12,503	10,517	11,695	10,483	12,789
10/19	12,871	14,078	11,727	12,893	11,412	14,413
10/20	13,112	14,766	12,453	13,480	11,863	15,042
10/21	16,202	20,270	12,393	14,706	11,794	21,122
10/22	13,844	16,225	10,450	13,041	10,020	17,219
10/23	14,323	17,929	10,487	13,816	9,938	19,024
10/24	17,096	23,808	11,593	15,858	11,074	25,431

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	19.36%	5.84%	5.51%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	14.77%	4.23%	4.72%
Bloomberg U.S. Mortgage-Backed Securities Index	11.44%	-0.60%	1.03%
MSCI World Index - USD Net Returns	33.68%	12.03%	9.78%

AssetsNet	$ 418,196,708
Holdings Count | Holding	1,950
Advisory Fees Paid, Amount	$ 2,269,915
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$418,196,708	1,950	77%	$2,269,915

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	46.4%
Common Stock	33.0%
Registered Investments Companies	12.2%
Short-Term Investments	7.6%
Preferred Stock	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	6.8%
Thrivent Core Emerging Markets Debt Fund	5.0%
NVIDIA Corporation	1.4%
Microsoft Corporation	1.2%
Apple, Inc.	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
U.S. Treasury Bonds	0.9%
U.S. Treasury Notes	0.8%
Alphabet, Inc., Class C	0.8%
Meta Platforms, Inc.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund no longer invested in leveraged loans or compared its performance to the Morningstar LSTA US Leveraged Loan Index.

C000003642
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Fund
Class Name	A
Trading Symbol	AALGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Global Stock Fund (Class A), earned a return of 30.91%, outperforming its peer group, the Morningstar Global Large-Stock Blend category which returned 28.85%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns
10/14	9,550	10,000
10/15	9,988	9,997
10/16	9,841	10,201
10/17	12,066	12,568
10/18	12,092	12,503
10/19	13,027	14,078
10/20	13,389	14,766
10/21	18,916	20,270
10/22	15,036	16,225
10/23	16,289	17,929
10/24	21,325	23,808

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	30.91%	10.36%	8.36%
Class A (including sales charge)Footnote Reference1	25.02%	9.35%	7.87%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%

AssetsNet	$ 2,097,363,996
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 11,088,973
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,097,363,996	1,144	58%	$11,088,973

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	79.9%
Short-Term Investments	14.5%
Registered Investments Companies	5.5%
Preferred Stock	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.7%
NVIDIA Corporation	2.0%
Thrivent Core Small Cap Value Fund	1.9%
Microsoft Corporation	1.8%
Apple, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc.	1.4%
Amazon.com, Inc.	1.2%
Novartis AG	0.7%
Shell plc	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003644
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Fund
Class Name	S
Trading Symbol	IILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Global Stock Fund (Class S), earned a return of 31.31%, outperforming its peer group, the Morningstar Global Large-Stock Blend category which returned 28.85%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns
10/14	10,000	10,000
10/15	10,502	9,997
10/16	10,389	10,201
10/17	12,785	12,568
10/18	12,856	12,503
10/19	13,900	14,078
10/20	14,342	14,766
10/21	20,318	20,270
10/22	16,206	16,225
10/23	17,620	17,929
10/24	23,137	23,808

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	31.31%	10.73%	8.75%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%

AssetsNet	$ 2,097,363,996
Holdings Count | Holding	1,144
Advisory Fees Paid, Amount	$ 11,088,973
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,097,363,996	1,144	58%	$11,088,973

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	79.9%
Short-Term Investments	14.5%
Registered Investments Companies	5.5%
Preferred Stock	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.7%
NVIDIA Corporation	2.0%
Thrivent Core Small Cap Value Fund	1.9%
Microsoft Corporation	1.8%
Apple, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc.	1.4%
Amazon.com, Inc.	1.2%
Novartis AG	0.7%
Shell plc	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 17, 2024, shareholders of Thrivent Low Volatility Equity Fund approved the merger of that fund into Thrivent Opportunity Global Stock Fund. The merger occurred at the close of business on October 24, 2024.

  Effective October 25, 2024, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2026, to waive a portion of the management fees associated with the Class S shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.66% of the average daily net assets of the Class S shares.  As of the prior fiscal year end, the Fund did not have an operating expense cap.

C000088463
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Fund
Class Name	A
Trading Symbol	TBFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Government Bond Fund (Class A), earned a return of 9.96%, outperforming its peer group, the Morningstar Intermediate Government category which returned 9.46%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
10/14	9,800	10,000	10,000	10,000
10/15	9,980	10,196	10,239	10,207
10/16	10,315	10,641	10,579	10,454
10/17	10,258	10,737	10,505	10,510
10/18	10,054	10,517	10,299	10,434
10/19	10,942	11,727	11,440	11,307
10/20	11,573	12,453	12,235	11,852
10/21	11,399	12,393	11,935	11,756
10/22	9,954	10,450	10,253	10,656
10/23	9,812	10,487	10,189	10,945
10/24	10,789	11,593	11,047	11,714

AssetsNet	$ 34,137,045
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 211,367
InvestmentCompanyPortfolioTurnover	379.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$34,137,045	68	379%	$211,367

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	38.6%
U.S. Government & Agencies	33.3%
Collateralized Mortgage Obligations	12.8%
Asset-Backed Securities	8.1%
Commercial Mortgage-Backed Securities	6.0%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	3.5
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	4.0
AAA	1.3
U.S. Gov't Guaranteed	91.2

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	10.3%
U.S. Treasury Notes	10.2%
U.S. Treasury Notes	5.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	5.0%
U.S. Treasury Bonds	3.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.6%
Federal Home Loan Bank	2.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Federal National Mortgage Association Conventional 10-Yr. Pass Through	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2025, to waive a portion of the management fees associated with the Class A shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.80% from the previous annual rate of 0.75% of the average daily net assets of the Class A shares.

C000088464
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Fund
Class Name	S
Trading Symbol	TBFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Government Bond Fund (Class S), earned a return of 10.25%, outperforming its peer group, the Morningstar Intermediate Government category which returned 9.46%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
10/14	10,000	10,000	10,000	10,000
10/15	10,217	10,196	10,239	10,207
10/16	10,566	10,641	10,579	10,454
10/17	10,516	10,737	10,505	10,510
10/18	10,318	10,517	10,299	10,434
10/19	11,241	11,727	11,440	11,307
10/20	11,902	12,453	12,235	11,852
10/21	11,758	12,393	11,935	11,756
10/22	10,276	10,450	10,253	10,656
10/23	10,152	10,487	10,189	10,945
10/24	11,192	11,593	11,047	11,714

AssetsNet	$ 34,137,045
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 211,367
InvestmentCompanyPortfolioTurnover	379.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$34,137,045	68	379%	$211,367

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	38.6%
U.S. Government & Agencies	33.3%
Collateralized Mortgage Obligations	12.8%
Asset-Backed Securities	8.1%
Commercial Mortgage-Backed Securities	6.0%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	3.5
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	4.0
AAA	1.3
U.S. Gov't Guaranteed	91.2

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	10.3%
U.S. Treasury Notes	10.2%
U.S. Treasury Notes	5.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	5.0%
U.S. Treasury Bonds	3.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.6%
Federal Home Loan Bank	2.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Federal National Mortgage Association Conventional 10-Yr. Pass Through	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000198645
Shareholder Report [Line Items]
Fund Name	Thrivent High Income Municipal Bond Fund
Class Name	S
Trading Symbol	THMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent High Income Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, High Income Municipal Bond Fund (Class S), earned a return of 17.26%, outperforming its peer group, the Morningstar High Yield Muni category which returned 15.30%. The Fund’s broad-based benchmark Bloomberg Municipal Bond Index earned a return of 9.70% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg Municipal Bond Index	Bloomberg 65% High Grade/35% High Yield Bond Index
02/18	10,000	10,000	10,000
10/18	10,079	10,047	10,171
10/19	11,239	10,993	11,208
10/20	11,176	11,388	11,528
10/21	12,239	11,688	12,150
10/22	9,925	10,288	10,502
10/23	10,258	10,560	10,829
10/24	12,029	11,584	12,168

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	Since Inception 2/28/2018
Class SFootnote Reference1	17.26%	1.37%	2.81%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.23%
Bloomberg 65% High Grade/35% High Yield Bond Index	12.37%	1.66%	2.98%

AssetsNet	$ 45,467,573
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 196,322
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$45,467,573	189	75%	$196,322

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Education	26.3%
Health Care	17.9%
Tax Revenue	15.9%
Transportation	12.6%
Industrial Development Revenue	9.2%
Housing Finance	5.7%
Other Revenue	3.8%
Water & Sewer	3.5%
General Obligation	2.9%
Electric Revenue	0.7%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	30.9
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.6
BA	14.2
BAA	33.8
A	10.6
AA	7.9
AAA	2.0
U.S. Gov't Guaranteed	0.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003614
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Fund
Class Name	A
Trading Symbol	LBHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, High Yield Fund (Class A), earned a return of 13.95%, underperforming its peer group, the Morningstar High Yield Bond category which returned 14.83%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
10/14	9,550	10,000	10,000
10/15	9,477	10,196	9,806
10/16	10,050	10,641	10,800
10/17	10,897	10,737	11,763
10/18	10,865	10,517	11,878
10/19	11,706	11,727	12,874
10/20	11,687	12,453	13,323
10/21	12,696	12,393	14,726
10/22	11,335	10,450	12,994
10/23	11,898	10,487	13,804
10/24	13,557	11,593	16,078

AssetsNet	$ 633,405,687
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 2,548,315
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$633,405,687	592	54%	$2,548,315

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Consumer Cyclical	16.8%
Communications Services	12.8%
Energy	12.7%
Financials	12.4%
Consumer Non-Cyclical	11.5%
Capital Goods	9.9%
Technology	6.9%
Basic Materials	5.6%
Utilities	3.8%
Transportation	2.4%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.2
Non-Rated	0.1
D	0.0
C	0.4
CA	0.5
CAA	9.2
B	49.1
BA	36.2
BAA	2.3
A	0.0
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	2.2%
Caesars Entertainment, Inc.	0.7%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
Teva Pharmaceutical Finance Netherlands III BV	0.6%
EQM Midstream Partners, LP	0.6%
GFL Environmental, Inc.	0.5%
Tenet Healthcare Corporation	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
Iron Mountain, Inc.	0.5%
Viking Cruises, Ltd.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003616
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Fund
Class Name	S
Trading Symbol	LBHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, High Yield Fund (Class S), earned a return of 14.25%, underperforming its peer group, the Morningstar High Yield Bond category which returned 14.83%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
10/14	10,000	10,000	10,000
10/15	9,934	10,196	9,806
10/16	10,563	10,641	10,800
10/17	11,480	10,737	11,763
10/18	11,496	10,517	11,878
10/19	12,392	11,727	12,874
10/20	12,405	12,453	13,323
10/21	13,540	12,393	14,726
10/22	12,124	10,450	12,994
10/23	12,729	10,487	13,804
10/24	14,543	11,593	16,078

AssetsNet	$ 633,405,687
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 2,548,315
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$633,405,687	592	54%	$2,548,315

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Consumer Cyclical	16.8%
Communications Services	12.8%
Energy	12.7%
Financials	12.4%
Consumer Non-Cyclical	11.5%
Capital Goods	9.9%
Technology	6.9%
Basic Materials	5.6%
Utilities	3.8%
Transportation	2.4%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.2
Non-Rated	0.1
D	0.0
C	0.4
CA	0.5
CAA	9.2
B	49.1
BA	36.2
BAA	2.3
A	0.0
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	2.2%
Caesars Entertainment, Inc.	0.7%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
Teva Pharmaceutical Finance Netherlands III BV	0.6%
EQM Midstream Partners, LP	0.6%
GFL Environmental, Inc.	0.5%
Tenet Healthcare Corporation	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
Iron Mountain, Inc.	0.5%
Viking Cruises, Ltd.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003634
Shareholder Report [Line Items]
Fund Name	Thrivent Income Fund
Class Name	A
Trading Symbol	LUBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Income Fund (Class A), earned a return of 13.91%, outperforming its peer group, the Morningstar Corporate Bond category which returned 13.36%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
10/14	9,550	10,000	10,000
10/15	9,612	10,196	10,105
10/16	10,249	10,641	10,836
10/17	10,590	10,737	11,211
10/18	10,303	10,517	10,873
10/19	11,687	11,727	12,543
10/20	12,598	12,453	13,428
10/21	13,005	12,393	13,721
10/22	10,467	10,450	11,035
10/23	10,762	10,487	11,341
10/24	12,259	11,593	12,887

AssetsNet	$ 1,119,636,446
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 3,435,272
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,119,636,446	593	45%	$3,435,272

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	34.4%
Consumer Non-Cyclical	8.7%
Utilities	8.3%
Consumer Cyclical	8.2%
Communications Services	7.7%
Energy	6.9%
Technology	6.5%
U.S. Government & Agencies	6.0%
Capital Goods	5.2%
Transportation	2.0%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.4
D	0.0
C	0.0
CA	0.0
CAA	0.3
B	0.4
BA	8.9
BAA	57.0
A	23.1
AA	3.0
AAA	0.1
U.S. Gov't Guaranteed	6.8

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	1.9%
U.S. Treasury Notes	1.2%
U.S. Treasury Bonds	1.1%
U.S. Treasury Bonds	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.6%
UBS Group AG	0.6%
Sprint Capital Corporation	0.6%
Cheniere Energy Partners, LP	0.4%
ONEOK, Inc.	0.4%
UBS Group AG	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003636
Shareholder Report [Line Items]
Fund Name	Thrivent Income Fund
Class Name	S
Trading Symbol	LBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Income Fund (Class S), earned a return of 14.23%, outperforming its peer group, the Morningstar Corporate Bond category which returned 13.36%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
10/14	10,000	10,000	10,000
10/15	10,091	10,196	10,105
10/16	10,794	10,641	10,836
10/17	11,190	10,737	11,211
10/18	10,932	10,517	10,873
10/19	12,425	11,727	12,543
10/20	13,432	12,453	13,428
10/21	13,904	12,393	13,721
10/22	11,235	10,450	11,035
10/23	11,586	10,487	11,341
10/24	13,235	11,593	12,887

AssetsNet	$ 1,119,636,446
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 3,435,272
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,119,636,446	593	45%	$3,435,272

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	34.4%
Consumer Non-Cyclical	8.7%
Utilities	8.3%
Consumer Cyclical	8.2%
Communications Services	7.7%
Energy	6.9%
Technology	6.5%
U.S. Government & Agencies	6.0%
Capital Goods	5.2%
Transportation	2.0%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.4
D	0.0
C	0.0
CA	0.0
CAA	0.3
B	0.4
BA	8.9
BAA	57.0
A	23.1
AA	3.0
AAA	0.1
U.S. Gov't Guaranteed	6.8

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	1.9%
U.S. Treasury Notes	1.2%
U.S. Treasury Bonds	1.1%
U.S. Treasury Bonds	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.6%
UBS Group AG	0.6%
Sprint Capital Corporation	0.6%
Cheniere Energy Partners, LP	0.4%
ONEOK, Inc.	0.4%
UBS Group AG	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000058555
Shareholder Report [Line Items]
Fund Name	Thrivent International Allocation Fund
Class Name	A
Trading Symbol	TWAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent International Allocation Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, International Allocation Fund (Class A), earned a return of 22.10%, underperforming its peer group, the Morningstar Foreign Large Blend category which returned 22.46%. The Fund’s broad-based benchmark MSCI All Country World Index ex-USA - USD Net Returns earned a return of 24.33% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
10/14	9,550	10,000
10/15	9,346	9,532
10/16	9,553	9,553
10/17	11,440	11,812
10/18	10,236	10,838
10/19	11,194	12,059
10/20	10,276	11,745
10/21	13,822	15,228
10/22	10,328	11,463
10/23	11,556	12,847
10/24	14,110	15,972

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	22.10%	4.74%	3.98%
Class A (including sales charge)Footnote Reference1	16.60%	3.78%	3.51%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

AssetsNet	$ 774,781,362
Holdings Count | Holding	966
Advisory Fees Paid, Amount	$ 5,167,933
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$774,781,362	966	89%	$5,167,933

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.7%
Short-Term Investments	2.8%
Preferred Stock	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Shell plc	2.2%
Novartis AG	2.2%
Allianz SE	1.7%
AstraZeneca plc	1.7%
ASML Holding NV	1.4%
Roche Holding AG, Participation Certificates	1.3%
Ferrari NV	1.3%
Deutsche Boerse AG	1.2%
ABB, Ltd.	1.2%
Compass Group plc	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000058556
Shareholder Report [Line Items]
Fund Name	Thrivent International Allocation Fund
Class Name	S
Trading Symbol	TWAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent International Allocation Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, International Allocation Fund (Class S), earned a return of 22.60%, outperforming its peer group, the Morningstar Foreign Large Blend category which returned 22.46%. The Fund’s broad-based benchmark MSCI All Country World Index ex-USA - USD Net Returns earned a return of 24.33% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
10/14	10,000	10,000
10/15	9,823	9,532
10/16	10,079	9,553
10/17	12,117	11,812
10/18	10,890	10,838
10/19	11,961	12,059
10/20	11,017	11,745
10/21	14,870	15,228
10/22	11,168	11,463
10/23	12,525	12,847
10/24	15,355	15,972

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	22.60%	5.12%	4.38%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

AssetsNet	$ 774,781,362
Holdings Count | Holding	966
Advisory Fees Paid, Amount	$ 5,167,933
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$774,781,362	966	89%	$5,167,933

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.7%
Short-Term Investments	2.8%
Preferred Stock	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Shell plc	2.2%
Novartis AG	2.2%
Allianz SE	1.7%
AstraZeneca plc	1.7%
ASML Holding NV	1.4%
Roche Holding AG, Participation Certificates	1.3%
Ferrari NV	1.3%
Deutsche Boerse AG	1.2%
ABB, Ltd.	1.2%
Compass Group plc	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003637
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Fund
Class Name	A
Trading Symbol	AAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$123	1.01%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Large Cap Growth Fund (Class A), earned a return of 43.36%, outperforming its peer group, the Morningstar Large Growth category which returned 41.44%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
10/14	9,550	10,000	10,000	10,000
10/15	10,659	10,449	10,918	10,923
10/16	10,177	10,892	11,167	11,214
10/17	12,725	13,504	14,485	14,187
10/18	14,426	14,395	16,037	15,811
10/19	16,315	16,337	18,779	18,069
10/20	21,685	17,994	24,264	22,486
10/21	30,604	25,895	34,751	32,612
10/22	20,861	21,620	26,200	24,646
10/23	25,366	23,431	31,167	27,579
10/24	36,364	32,303	44,804	39,624

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	43.36%	17.39%	14.31%
Class A (including sales charge)Footnote Reference1	36.91%	16.31%	13.78%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500 Growth Index	43.67%	17.01%	14.76%

AssetsNet	$ 3,154,228,783
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 17,769,151
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,154,228,783	49	44%	$17,769,151

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.5%
Short-Term Investments	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	10.1%
Microsoft Corporation	9.2%
Apple, Inc.	8.2%
Alphabet, Inc., Class C	6.6%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc.	5.5%
ServiceNow, Inc.	2.6%
Visa, Inc.	2.5%
Eli Lilly & Company	2.4%
Tesla, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Adviser implemented a contractual agreement with the Fund, through at least February 28, 2025, to waive a portion of the management fees associated with the Class A shares to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.04% of the average daily net assets of the Class A shares. As of the prior fiscal year end, the Fund did not have an operating expense cap.

C000003639
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Fund
Class Name	S
Trading Symbol	THLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$90	0.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Large Cap Growth Fund (Class S), earned a return of 43.73%, outperforming its peer group, the Morningstar Large Growth category which returned 41.44%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
10/14	10,000	10,000	10,000	10,000
10/15	11,212	10,449	10,918	10,923
10/16	10,735	10,892	11,167	11,214
10/17	13,482	13,504	14,485	14,187
10/18	15,329	14,395	16,037	15,811
10/19	17,397	16,337	18,779	18,069
10/20	23,206	17,994	24,264	22,486
10/21	32,865	25,895	34,751	32,612
10/22	22,465	21,620	26,200	24,646
10/23	27,401	23,431	31,167	27,579
10/24	39,382	32,303	44,804	39,624

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	43.73%	17.75%	14.69%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500 Growth Index	43.67%	17.01%	14.76%

AssetsNet	$ 3,154,228,783
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 17,769,151
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,154,228,783	49	44%	$17,769,151

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.5%
Short-Term Investments	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	10.1%
Microsoft Corporation	9.2%
Apple, Inc.	8.2%
Alphabet, Inc., Class C	6.6%
Amazon.com, Inc.	6.1%
Meta Platforms, Inc.	5.5%
ServiceNow, Inc.	2.6%
Visa, Inc.	2.5%
Eli Lilly & Company	2.4%
Tesla, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003645
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Fund
Class Name	A
Trading Symbol	AAUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$96	0.84%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Large Cap Value Fund (Class A), earned a return of 29.47%, underperforming its peer group, the Morningstar Large Value category which returned 29.70%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
10/14	9,550	10,000	10,000	10,000
10/15	9,659	10,449	10,053	10,081
10/16	10,032	10,892	10,693	10,729
10/17	12,215	13,504	12,595	12,834
10/18	12,878	14,395	12,977	13,221
10/19	13,679	16,337	14,432	15,132
10/20	12,598	17,994	13,341	14,060
10/21	19,513	25,895	19,173	19,810
10/22	18,754	21,620	17,830	19,086
10/23	18,840	23,431	17,853	20,554
10/24	24,393	32,303	23,381	27,069

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	29.47%	12.27%	9.83%
Class A (including sales charge)Footnote Reference1	23.66%	11.24%	9.33%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500 Value Index	31.70%	12.34%	10.47%

AssetsNet	$ 2,526,213,230
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 10,345,986
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,526,213,230	87	29%	$10,345,986

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.5%
Short-Term Investments	2.0%
Registered Investments Companies	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	2.9%
Exxon Mobil Corporation	2.9%
Philip Morris International, Inc.	2.5%
Bank of America Corporation	2.5%
Johnson & Johnson	2.3%
J.P. Morgan Chase & Company	2.2%
Cisco Systems, Inc.	2.0%
Entergy Corporation	1.9%
Verizon Communications, Inc.	1.9%
Walmart, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003647
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Fund
Class Name	S
Trading Symbol	TLVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$64	0.56%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Large Cap Value Fund (Class S), earned a return of 29.86%, outperforming its peer group, the Morningstar Large Value category which returned 29.70%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
10/14	10,000	10,000	10,000	10,000
10/15	10,155	10,449	10,053	10,081
10/16	10,591	10,892	10,693	10,729
10/17	12,943	13,504	12,595	12,834
10/18	13,700	14,395	12,977	13,221
10/19	14,605	16,337	14,432	15,132
10/20	13,494	17,994	13,341	14,060
10/21	20,973	25,895	19,173	19,810
10/22	20,217	21,620	17,830	19,086
10/23	20,369	23,431	17,853	20,554
10/24	26,451	32,303	23,381	27,069

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	29.86%	12.61%	10.22%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500 Value Index	31.70%	12.34%	10.47%

AssetsNet	$ 2,526,213,230
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 10,345,986
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,526,213,230	87	29%	$10,345,986

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.5%
Short-Term Investments	2.0%
Registered Investments Companies	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	2.9%
Exxon Mobil Corporation	2.9%
Philip Morris International, Inc.	2.5%
Bank of America Corporation	2.5%
Johnson & Johnson	2.3%
J.P. Morgan Chase & Company	2.2%
Cisco Systems, Inc.	2.0%
Entergy Corporation	1.9%
Verizon Communications, Inc.	1.9%
Walmart, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003648
Shareholder Report [Line Items]
Fund Name	Thrivent Limited Maturity Bond Fund
Class Name	A
Trading Symbol	LBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Limited Maturity Bond Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Limited Maturity Bond Fund (Class A), earned a return of 8.10%, outperforming its peer group, the Morningstar Short-Term Bond category which returned 8.04%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class AFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg Government/Credit 1-3 Year Bond Index
10/14	10,000	10,000	10,000
10/15	10,089	10,196	10,087
10/16	10,333	10,641	10,219
10/17	10,518	10,737	10,288
10/18	10,588	10,517	10,323
10/19	11,055	11,727	10,828
10/20	11,408	12,453	11,194
10/21	11,541	12,393	11,189
10/22	10,822	10,450	10,643
10/23	11,338	10,487	10,986
10/24	12,256	11,593	11,672

AssetsNet	$ 1,346,830,846
Holdings Count | Holding	630
Advisory Fees Paid, Amount	$ 3,591,930
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,346,830,846	630	64%	$3,591,930

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	32.0%
Asset-Backed Securities	17.1%
Collateralized Mortgage Obligations	10.2%
U.S. Government & Agencies	6.7%
Consumer Non-Cyclical	5.5%
Consumer Cyclical	5.5%
Energy	4.7%
Utilities	4.1%
Technology	3.0%
Communications Services	2.9%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.2
D	0.0
C	0.1
CA	0.0
CAA	0.2
B	0.1
BA	4.6
BAA	39.7
A	17.6
AA	5.8
AAA	11.6
U.S. Gov't Guaranteed	8.1

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	4.1%
U.S. Treasury Notes	1.3%
U.S. Treasury Notes	1.3%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
PPM CLO 2, Ltd.	0.5%
Federal National Mortgage Association - REMIC	0.4%
AMSR Trust	0.4%
OneMain Financial Issuance Trust	0.4%
Madison Park Funding XXXIX, Ltd.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003650
Shareholder Report [Line Items]
Fund Name	Thrivent Limited Maturity Bond Fund
Class Name	S
Trading Symbol	THLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Limited Maturity Bond Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Limited Maturity Bond Fund (Class S), earned a return of 8.26%, outperforming its peer group, the Morningstar Short-Term Bond category which returned 8.04%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg Government/Credit 1-3 Year Bond Index
10/14	10,000	10,000	10,000
10/15	10,105	10,196	10,087
10/16	10,380	10,641	10,219
10/17	10,578	10,737	10,288
10/18	10,678	10,517	10,323
10/19	11,159	11,727	10,828
10/20	11,544	12,453	11,194
10/21	11,695	12,393	11,189
10/22	10,975	10,450	10,643
10/23	11,525	10,487	10,986
10/24	12,477	11,593	11,672

AssetsNet	$ 1,346,830,846
Holdings Count | Holding	630
Advisory Fees Paid, Amount	$ 3,591,930
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,346,830,846	630	64%	$3,591,930

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	32.0%
Asset-Backed Securities	17.1%
Collateralized Mortgage Obligations	10.2%
U.S. Government & Agencies	6.7%
Consumer Non-Cyclical	5.5%
Consumer Cyclical	5.5%
Energy	4.7%
Utilities	4.1%
Technology	3.0%
Communications Services	2.9%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.2
D	0.0
C	0.1
CA	0.0
CAA	0.2
B	0.1
BA	4.6
BAA	39.7
A	17.6
AA	5.8
AAA	11.6
U.S. Gov't Guaranteed	8.1

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	4.1%
U.S. Treasury Notes	1.3%
U.S. Treasury Notes	1.3%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
PPM CLO 2, Ltd.	0.5%
Federal National Mortgage Association - REMIC	0.4%
AMSR Trust	0.4%
OneMain Financial Issuance Trust	0.4%
Madison Park Funding XXXIX, Ltd.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000217755
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Growth Fund
Class Name	S
Trading Symbol	TMCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Growth Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Mid Cap Growth Fund (Class S), earned a return of 28.31%, underperforming its peer group, the Morningstar Mid-Cap Growth category which returned 34.27%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	Russell Midcap® Growth Index	S&P MidCap 400 Growth Index
02/20	10,000	10,000	10,000	10,000
10/20	12,650	11,246	12,137	11,344
10/21	17,851	16,183	16,922	16,075
10/22	12,470	13,512	12,025	13,162
10/23	12,194	14,644	12,428	13,298
10/24	15,646	20,188	17,234	17,720

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	Since Inception 2/28/2020
Class SFootnote Reference1	28.31%	10.04%
Russell 3000® Index	37.86%	16.20%
Russell Midcap® Growth Index	38.67%	12.34%
S&P MidCap 400 Growth Index	33.26%	13.01%

AssetsNet	$ 33,720,540
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 239,513
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$33,720,540	87	64%	$239,513

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.2%
Registered Investments Companies	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	2.1%
Monolithic Power Systems, Inc.	1.7%
Amphenol Corporation	1.7%
ExlService Holdings, Inc.	1.6%
PTC, Inc.	1.6%
TPG, Inc.	1.6%
Waste Connections, Inc.	1.5%
HubSpot, Inc.	1.5%
EMCOR Group, Inc.	1.4%
Trade Desk, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003596
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Fund
Class Name	A
Trading Symbol	AASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$110	0.96%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Mid Cap Stock Fund (Class A), earned a return of 28.01%, underperforming its peer group, the Morningstar Mid-Cap Blend category which returned 32.68%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
10/14	9,550	10,000	10,000	10,000
10/15	9,894	10,449	10,342	10,277
10/16	11,173	10,892	10,989	10,705
10/17	14,036	13,504	13,569	12,963
10/18	14,608	14,395	13,708	13,325
10/19	15,614	16,337	14,944	15,153
10/20	16,563	17,994	14,772	15,777
10/21	25,356	25,895	21,996	22,939
10/22	21,394	21,620	19,458	19,000
10/23	20,479	23,431	19,251	18,811
10/24	26,215	32,303	25,602	25,473

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	28.01%	10.92%	10.63%
Class A (including sales charge)Footnote Reference1	22.25%	9.90%	10.12%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P MidCap 400® Index	32.99%	11.37%	9.86%
Russell Midcap® Index	35.40%	10.94%	9.80%

AssetsNet	$ 3,958,881,498
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 23,990,904
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,958,881,498	59	42%	$23,990,904

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

United Rentals, Inc.	3.7%
NVR, Inc.	3.7%
Steel Dynamics, Inc.	2.9%
SBA Communications Corporation	2.9%
Trimble, Inc.	2.8%
Advanced Drainage Systems, Inc.	2.6%
DocuSign, Inc.	2.4%
Fastenal Company	2.4%
Expand Energy Corporation	2.4%
Kinsale Capital Group, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003598
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Fund
Class Name	S
Trading Symbol	TMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Mid Cap Stock Fund (Class S), earned a return of 28.27%, underperforming its peer group, the Morningstar Mid-Cap Blend category which returned 32.68%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
10/14	10,000	10,000	10,000	10,000
10/15	10,405	10,449	10,342	10,277
10/16	11,795	10,892	10,989	10,705
10/17	14,866	13,504	13,569	12,963
10/18	15,514	14,395	13,708	13,325
10/19	16,638	16,337	14,944	15,153
10/20	17,697	17,994	14,772	15,777
10/21	27,148	25,895	21,996	22,939
10/22	22,963	21,620	19,458	19,000
10/23	22,032	23,431	19,251	18,811
10/24	28,260	32,303	25,602	25,473

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	28.27%	11.18%	10.95%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P MidCap 400® Index	32.99%	11.37%	9.86%
Russell Midcap® Index	35.40%	10.94%	9.80%

AssetsNet	$ 3,958,881,498
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 23,990,904
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,958,881,498	59	42%	$23,990,904

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

United Rentals, Inc.	3.7%
NVR, Inc.	3.7%
Steel Dynamics, Inc.	2.9%
SBA Communications Corporation	2.9%
Trimble, Inc.	2.8%
Advanced Drainage Systems, Inc.	2.6%
DocuSign, Inc.	2.4%
Fastenal Company	2.4%
Expand Energy Corporation	2.4%
Kinsale Capital Group, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000217756
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Value Fund
Class Name	S
Trading Symbol	TMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Value Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Mid Cap Value Fund (Class S), earned a return of 28.45%, underperforming its peer group, the Morningstar Mid-Cap Value category which returned 29.65%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	Russell Midcap® Value Index	S&P MidCap 400 Value Index
02/20	10,000	10,000	10,000	10,000
10/20	10,200	11,246	9,958	9,739
10/21	16,257	16,183	14,797	15,303
10/22	15,818	13,512	13,291	14,565
10/23	15,438	14,644	12,817	14,074
10/24	19,830	20,188	17,181	18,682

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	Since Inception 2/28/2020
Class SFootnote Reference1	28.45%	15.76%
Russell 3000® Index	37.86%	16.20%
Russell Midcap® Value Index	34.03%	12.27%
S&P MidCap 400 Value Index	32.74%	14.30%

AssetsNet	$ 39,738,696
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 295,238
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$39,738,696	77	61%	$295,238

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.0%
Short-Term Investments	1.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.4%
Carlyle Group, Inc.	2.3%
Imax Corporation	2.1%
United Airlines Holdings, Inc.	2.1%
M&T Bank Corporation	1.9%
Healthcare Realty Trust, Inc.	1.9%
NiSource, Inc.	1.9%
Nucor Corporation	1.8%
Allstate Corporation	1.8%
MKS Instruments, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003599
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Fund
Class Name	A
Trading Symbol	THMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderate Allocation Fund (Class A), earned a return of 24.90%, outperforming its peer group, the Morningstar Moderate Allocation category which returned 22.70%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	9,550	10,000	10,000	10,000	10,000
10/15	9,742	9,997	10,520	10,196	9,532
10/16	10,032	10,201	10,994	10,641	9,553
10/17	11,344	12,568	13,593	10,737	11,812
10/18	11,402	12,503	14,591	10,517	10,838
10/19	12,581	14,078	16,681	11,727	12,059
10/20	13,356	14,766	18,301	12,453	11,745
10/21	16,399	20,270	26,155	12,393	15,228
10/22	13,687	16,225	22,334	10,450	11,463
10/23	14,250	17,929	24,599	10,487	12,847
10/24	17,810	23,808	33,950	11,593	15,972

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	24.90%	7.20%	6.43%
Class A (including sales charge)Footnote Reference1	19.33%	6.21%	5.95%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

AssetsNet	$ 3,800,684,942
Holdings Count | Holding	2,154
Advisory Fees Paid, Amount	$ 22,334,253
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,800,684,942	2,154	50%	$22,334,253

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	30.9%
Investment Grade Debt	27.1%
Mid Cap	13.9%
Short-Term Investments	13.4%
International	5.7%
Small Cap	4.1%
High Yield	2.6%
Emerging Markets Debt	1.4%
Private Equity	0.8%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.5%
Thrivent Large Cap Value Fund, Class S	9.5%
Thrivent Mid Cap Stock Fund, Class S	4.0%
Thrivent International Allocation Fund, Class S	3.9%
Thrivent Income Fund, Class S	3.4%
Thrivent Global Stock Fund, Class S	2.3%
Thrivent Limited Maturity Bond Fund, Class S	1.9%
Thrivent Core Emerging Markets Debt Fund	1.6%
Thrivent Small Cap Stock Fund, Class S	1.4%
Thrivent High Yield Fund, Class S	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003600
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Fund
Class Name	S
Trading Symbol	TMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderate Allocation Fund (Class S), earned a return of 25.17%, outperforming its peer group, the Morningstar Moderate Allocation category which returned 22.70%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	10,000	10,000	10,000	10,000	10,000
10/15	10,236	9,997	10,520	10,196	9,532
10/16	10,575	10,201	10,994	10,641	9,553
10/17	11,996	12,568	13,593	10,737	11,812
10/18	12,088	12,503	14,591	10,517	10,838
10/19	13,366	14,078	16,681	11,727	12,059
10/20	14,222	14,766	18,301	12,453	11,745
10/21	17,503	20,270	26,155	12,393	15,228
10/22	14,641	16,225	22,334	10,450	11,463
10/23	15,276	17,929	24,599	10,487	12,847
10/24	19,136	23,808	33,950	11,593	15,972

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	25.17%	7.44%	6.71%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

AssetsNet	$ 3,800,684,942
Holdings Count | Holding	2,154
Advisory Fees Paid, Amount	$ 22,334,253
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,800,684,942	2,154	50%	$22,334,253

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	30.9%
Investment Grade Debt	27.1%
Mid Cap	13.9%
Short-Term Investments	13.4%
International	5.7%
Small Cap	4.1%
High Yield	2.6%
Emerging Markets Debt	1.4%
Private Equity	0.8%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.5%
Thrivent Large Cap Value Fund, Class S	9.5%
Thrivent Mid Cap Stock Fund, Class S	4.0%
Thrivent International Allocation Fund, Class S	3.9%
Thrivent Income Fund, Class S	3.4%
Thrivent Global Stock Fund, Class S	2.3%
Thrivent Limited Maturity Bond Fund, Class S	1.9%
Thrivent Core Emerging Markets Debt Fund	1.6%
Thrivent Small Cap Stock Fund, Class S	1.4%
Thrivent High Yield Fund, Class S	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003601
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Fund
Class Name	A
Trading Symbol	TMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderately Aggressive Allocation Fund (Class A), earned a return of 27.26%, outperforming its peer group, the Morningstar Moderately Aggressive Allocation category which returned 25.81%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	9,550	10,000	10,000	10,000	10,000
10/15	9,773	9,997	10,520	10,196	9,532
10/16	10,004	10,201	10,994	10,641	9,553
10/17	11,825	12,568	13,593	10,737	11,812
10/18	11,987	12,503	14,591	10,517	10,838
10/19	13,228	14,078	16,681	11,727	12,059
10/20	13,992	14,766	18,301	12,453	11,745
10/21	18,064	20,270	26,155	12,393	15,228
10/22	14,875	16,225	22,334	10,450	11,463
10/23	15,524	17,929	24,599	10,487	12,847
10/24	19,769	23,808	33,950	11,593	15,972

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	27.26%	8.37%	7.55%
Class A (including sales charge)Footnote Reference1	21.61%	7.37%	7.05%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

AssetsNet	$ 4,736,812,040
Holdings Count | Holding	2,137
Advisory Fees Paid, Amount	$ 29,137,096
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,736,812,040	2,137	38%	$29,137,096

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	33.2%
Mid Cap	18.0%
Investment Grade Debt	14.4%
Short-Term Investments	13.8%
International	11.2%
Small Cap	6.7%
High Yield	1.2%
Private Equity	0.8%
Emerging Markets Debt	0.6%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.7%
Thrivent Large Cap Value Fund, Class S	8.9%
Thrivent International Allocation Fund, Class S	6.2%
Thrivent Mid Cap Stock Fund, Class S	5.7%
Thrivent Global Stock Fund, Class S	4.8%
Thrivent Core International Equity Fund	2.6%
Thrivent Small Cap Stock Fund, Class S	1.7%
Thrivent Core Emerging Markets Equity Fund	1.5%
Thrivent Income Fund, Class S	1.5%
Thrivent Core Mid Cap Value Fund	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003602
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Fund
Class Name	S
Trading Symbol	TMAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderately Aggressive Allocation Fund (Class S), earned a return of 27.53%, outperforming its peer group, the Morningstar Moderately Aggressive Allocation category which returned 25.81%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	10,000	10,000	10,000	10,000	10,000
10/15	10,275	9,997	10,520	10,196	9,532
10/16	10,548	10,201	10,994	10,641	9,553
10/17	12,498	12,568	13,593	10,737	11,812
10/18	12,699	12,503	14,591	10,517	10,838
10/19	14,048	14,078	16,681	11,727	12,059
10/20	14,891	14,766	18,301	12,453	11,745
10/21	19,258	20,270	26,155	12,393	15,228
10/22	15,894	16,225	22,334	10,450	11,463
10/23	16,626	17,929	24,599	10,487	12,847
10/24	21,219	23,808	33,950	11,593	15,972

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	27.53%	8.60%	7.81%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

AssetsNet	$ 4,736,812,040
Holdings Count | Holding	2,137
Advisory Fees Paid, Amount	$ 29,137,096
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,736,812,040	2,137	38%	$29,137,096

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Large Cap	33.2%
Mid Cap	18.0%
Investment Grade Debt	14.4%
Short-Term Investments	13.8%
International	11.2%
Small Cap	6.7%
High Yield	1.2%
Private Equity	0.8%
Emerging Markets Debt	0.6%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.7%
Thrivent Large Cap Value Fund, Class S	8.9%
Thrivent International Allocation Fund, Class S	6.2%
Thrivent Mid Cap Stock Fund, Class S	5.7%
Thrivent Global Stock Fund, Class S	4.8%
Thrivent Core International Equity Fund	2.6%
Thrivent Small Cap Stock Fund, Class S	1.7%
Thrivent Core Emerging Markets Equity Fund	1.5%
Thrivent Income Fund, Class S	1.5%
Thrivent Core Mid Cap Value Fund	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003603
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Fund
Class Name	A
Trading Symbol	TCAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderately Conservative Allocation Fund (Class A), earned a return of 19.33%, outperforming its peer group, the Morningstar Moderately Conservative Allocation category which returned 18.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	9,550	10,000	10,000	10,000	10,000
10/15	9,676	9,997	10,520	10,196	9,532
10/16	10,029	10,201	10,994	10,641	9,553
10/17	10,901	12,568	13,593	10,737	11,812
10/18	10,852	12,503	14,591	10,517	10,838
10/19	11,947	14,078	16,681	11,727	12,059
10/20	12,599	14,766	18,301	12,453	11,745
10/21	14,249	20,270	26,155	12,393	15,228
10/22	11,969	16,225	22,334	10,450	11,463
10/23	12,284	17,929	24,599	10,487	12,847
10/24	14,659	23,808	33,950	11,593	15,972

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	19.33%	4.18%	4.38%
Class A (including sales charge)Footnote Reference1	13.96%	3.22%	3.90%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

AssetsNet	$ 1,117,440,900
Holdings Count | Holding	2,080
Advisory Fees Paid, Amount	$ 6,486,294
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,117,440,900	2,080	54%	$6,486,294

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Investment Grade Debt	44.8%
Large Cap	18.4%
Short-Term Investments	13.0%
Mid Cap	9.3%
International	4.6%
High Yield	4.5%
Emerging Markets Debt	2.5%
Small Cap	2.3%
Private Equity	0.5%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.1%
Thrivent Large Cap Growth Fund, Class S	6.4%
Thrivent Income Fund, Class S	6.2%
Thrivent Limited Maturity Bond Fund, Class S	3.6%
Thrivent Core Emerging Markets Debt Fund	2.9%
Thrivent Mid Cap Stock Fund, Class S	2.3%
Thrivent International Allocation Fund, Class S	2.3%
Thrivent High Yield Fund, Class S	2.1%
U.S. Treasury Notes	1.8%
Thrivent Core International Equity Fund	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2023, the Fund no longer invested in leveraged loans as part of its principal investment strategy and Leveraged Loan Risk is no longer a principal risk factor.

C000003604
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Fund
Class Name	S
Trading Symbol	TCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Moderately Conservative Allocation Fund (Class S), earned a return of 19.75%, outperforming its peer group, the Morningstar Moderately Conservative Allocation category which returned 18.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 32.79% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
10/14	10,000	10,000	10,000	10,000	10,000
10/15	10,166	9,997	10,520	10,196	9,532
10/16	10,578	10,201	10,994	10,641	9,553
10/17	11,526	12,568	13,593	10,737	11,812
10/18	11,505	12,503	14,591	10,517	10,838
10/19	12,694	14,078	16,681	11,727	12,059
10/20	13,417	14,766	18,301	12,453	11,745
10/21	15,215	20,270	26,155	12,393	15,228
10/22	12,810	16,225	22,334	10,450	11,463
10/23	13,167	17,929	24,599	10,487	12,847
10/24	15,767	23,808	33,950	11,593	15,972

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	19.64%	4.43%	4.66%
MSCI All Country World Index - USD Net Returns	32.79%	11.08%	9.06%
S&P 500® Index	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.79%

AssetsNet	$ 1,117,440,900
Holdings Count | Holding	2,080
Advisory Fees Paid, Amount	$ 6,486,294
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,117,440,900	2,080	54%	$6,486,294

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Investment Grade Debt	44.8%
Large Cap	18.4%
Short-Term Investments	13.0%
Mid Cap	9.3%
International	4.6%
High Yield	4.5%
Emerging Markets Debt	2.5%
Small Cap	2.3%
Private Equity	0.5%
Multi-Cap	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.1%
Thrivent Large Cap Growth Fund, Class S	6.4%
Thrivent Income Fund, Class S	6.2%
Thrivent Limited Maturity Bond Fund, Class S	3.6%
Thrivent Core Emerging Markets Debt Fund	2.9%
Thrivent Mid Cap Stock Fund, Class S	2.3%
Thrivent International Allocation Fund, Class S	2.3%
Thrivent High Yield Fund, Class S	2.1%
U.S. Treasury Notes	1.8%
Thrivent Core International Equity Fund	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2023, the Fund no longer invested in leveraged loans as part of its principal investment strategy and Leveraged Loan Risk is no longer a principal risk factor.

C000003605
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Fund
Class Name	A
Trading Symbol	AMMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Money Market Fund (Class A), earned a return of 5.15%, outperforming its peer group, the Morningstar Money Market-Taxable category which returned 4.81%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

Line Graph [Table Text Block]
	Class AFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
10/14	10,000	10,000
10/15	10,000	10,196
10/16	10,000	10,641
10/17	10,003	10,737
10/18	10,116	10,517
10/19	10,306	11,727
10/20	10,359	12,453
10/21	10,359	12,393
10/22	10,422	10,450
10/23	10,896	10,487
10/24	11,457	11,593

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class AFootnote Reference1	5.15%	2.14%	1.37%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 2,844,805,333
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 5,756,278
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$2,844,805,333	156	$5,756,278

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	49.2%
U.S. Treasury Debt	29.0%
Investment Company	9.1%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	8.3%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31,2024 Other Funds Risk was added as a principal risk factor for the fund since more than 5% of the Fund’s net assets were invested in unaffiliated registered investment companies.

C000003607
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Fund
Class Name	S
Trading Symbol	AALXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Money Market Fund (Class S), earned a return of 5.14%, outperforming its peer group, the Morningstar Money Market-Taxable category which returned 4.81%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
10/14	10,000	10,000
10/15	10,000	10,196
10/16	10,000	10,641
10/17	10,031	10,737
10/18	10,161	10,517
10/19	10,361	11,727
10/20	10,419	12,453
10/21	10,419	12,393
10/22	10,488	10,450
10/23	10,967	10,487
10/24	11,531	11,593

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	5.14%	2.16%	1.43%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

AssetsNet	$ 2,844,805,333
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 5,756,278
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$2,844,805,333	156	$5,756,278

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	49.2%
U.S. Treasury Debt	29.0%
Investment Company	9.1%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	8.3%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31,2024 Other Funds Risk was added as a principal risk factor for the fund since more than 5% of the Fund’s net assets were invested in unaffiliated registered investment companies.

C000003608
Shareholder Report [Line Items]
Fund Name	Thrivent Municipal Bond Fund
Class Name	A
Trading Symbol	AAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Municipal Bond Fund (Class A), earned a return of 13.07%, outperforming its peer group, the Morningstar Muni National Long category which returned 12.94%. The Fund’s broad-based benchmark Bloomberg Municipal Bond Index earned a return of 9.70% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	Bloomberg Municipal Bond Index
10/14	9,550	10,000
10/15	9,813	10,287
10/16	10,184	10,704
10/17	10,301	10,939
10/18	10,190	10,883
10/19	11,083	11,908
10/20	11,357	12,336
10/21	11,757	12,661
10/22	10,065	11,144
10/23	10,174	11,439
10/24	11,504	12,548

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	13.07%	0.75%	1.88%
Class A (including sales charge)Footnote Reference1	8.01%	-0.17%	1.41%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 1,207,072,627
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 5,060,359
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,207,072,627	516	28%	$5,060,359

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Transportation	25.5%
Health Care	21.7%
Education	18.9%
Water & Sewer	7.0%
General Obligation	5.8%
Tax Revenue	5.6%
Other Revenue	5.4%
Electric Revenue	2.9%
Industrial Development Revenue	2.5%
Housing Finance	2.4%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	3.8
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	2.3
BAA	21.2
A	25.9
AA	40.0
AAA	6.8
U.S. Gov't Guaranteed	0.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003610
Shareholder Report [Line Items]
Fund Name	Thrivent Municipal Bond Fund
Class Name	S
Trading Symbol	TMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Municipal Bond Fund (Class S), earned a return of 13.36%, outperforming its peer group, the Morningstar Muni National Long category which returned 12.94%. The Fund’s broad-based benchmark Bloomberg Municipal Bond Index earned a return of 9.70% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg Municipal Bond Index
10/14	10,000	10,000
10/15	10,301	10,287
10/16	10,717	10,704
10/17	10,866	10,939
10/18	10,774	10,883
10/19	11,741	11,908
10/20	12,056	12,336
10/21	12,506	12,661
10/22	10,727	11,144
10/23	10,869	11,439
10/24	12,321	12,548

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	13.36%	0.97%	2.11%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

AssetsNet	$ 1,207,072,627
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 5,060,359
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,207,072,627	516	28%	$5,060,359

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Transportation	25.5%
Health Care	21.7%
Education	18.9%
Water & Sewer	7.0%
General Obligation	5.8%
Tax Revenue	5.6%
Other Revenue	5.4%
Electric Revenue	2.9%
Industrial Development Revenue	2.5%
Housing Finance	2.4%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	3.8
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	2.3
BAA	21.2
A	25.9
AA	40.0
AAA	6.8
U.S. Gov't Guaranteed	0.0

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000002058
Shareholder Report [Line Items]
Fund Name	Thrivent Opportunity Income Plus Fund
Class Name	A
Trading Symbol	AAINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Opportunity Income Plus Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Opportunity Income Plus Fund (Class A), earned a return of 12.39%, underperforming its peer group, the Morningstar Multisector Bond category which returned 12.90%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
10/14	9,550	10,000	10,000	10,000
10/15	9,595	10,196	9,944	10,252
10/16	10,132	10,641	10,802	10,588
10/17	10,554	10,737	11,660	10,644
10/18	10,586	10,517	11,695	10,483
10/19	11,175	11,727	12,893	11,412
10/20	11,380	12,453	13,480	11,863
10/21	11,879	12,393	14,706	11,794
10/22	10,418	10,450	13,041	10,020
10/23	10,774	10,487	13,816	9,938
10/24	12,109	11,593	15,858	11,074

AssetsNet	$ 841,010,906
Holdings Count | Holding	1,693
Advisory Fees Paid, Amount	$ 3,260,530
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$841,010,906	1,693	107%	$3,260,530

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Asset-Backed Securities	13.3%
Financials	12.8%
Mortgage-Backed Securities	10.8%
Collateralized Mortgage Obligations	9.5%
U.S. Affiliated Registered Investment Companies	8.9%
U.S. Government & Agencies	5.5%
Consumer Cyclical	5.3%
U.S. Unaffiliated Registered Investment Companies	5.2%
Consumer Non-Cyclical	4.7%
Energy	4.2%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	4.7
Non-Rated	15.2
D	0.2
C	0.0
CA	0.2
CAA	1.8
B	13.3
BA	13.9
BAA	17.1
A	9.3
AA	6.0
AAA	2.4
U.S. Gov't Guaranteed	15.9

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	8.9%
U.S. Treasury Notes	2.7%
Vanguard Intermediate-Term Corporate Bond ETF	1.3%
Dryden 109 CLO, Ltd.	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.7%
U.S. Treasury Notes	0.7%
U.S. Treasury Notes	0.6%
iShares Broad USD High Yield Corporate Bond ETF	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund no longer invested in leveraged loans or compared its performance to the Morningstar LSTA US Leveraged Loan Index.

  Effective October 31,2024 Portfolio Turnover Rate Risk was added as a principal risk factor for the fund since the Fund’s portfolio turnover rate was greater than 100% for the fiscal year ended.

C000002059
Shareholder Report [Line Items]
Fund Name	Thrivent Opportunity Income Plus Fund
Class Name	S
Trading Symbol	IIINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Opportunity Income Plus Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Opportunity Income Plus Fund (Class S), earned a return of 12.67%, underperforming its peer group, the Morningstar Multisector Bond category which returned 12.90%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
10/14	10,000	10,000	10,000	10,000
10/15	10,069	10,196	9,944	10,252
10/16	10,657	10,641	10,802	10,588
10/17	11,127	10,737	11,660	10,644
10/18	11,188	10,517	11,695	10,483
10/19	11,842	11,727	12,893	11,412
10/20	12,091	12,453	13,480	11,863
10/21	12,654	12,393	14,706	11,794
10/22	11,127	10,450	13,041	10,020
10/23	11,536	10,487	13,816	9,938
10/24	12,998	11,593	15,858	11,074

AssetsNet	$ 841,010,906
Holdings Count | Holding	1,693
Advisory Fees Paid, Amount	$ 3,260,530
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$841,010,906	1,693	107%	$3,260,530

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Asset-Backed Securities	13.3%
Financials	12.8%
Mortgage-Backed Securities	10.8%
Collateralized Mortgage Obligations	9.5%
U.S. Affiliated Registered Investment Companies	8.9%
U.S. Government & Agencies	5.5%
Consumer Cyclical	5.3%
U.S. Unaffiliated Registered Investment Companies	5.2%
Consumer Non-Cyclical	4.7%
Energy	4.2%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	4.7
Non-Rated	15.2
D	0.2
C	0.0
CA	0.2
CAA	1.8
B	13.3
BA	13.9
BAA	17.1
A	9.3
AA	6.0
AAA	2.4
U.S. Gov't Guaranteed	15.9

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	8.9%
U.S. Treasury Notes	2.7%
Vanguard Intermediate-Term Corporate Bond ETF	1.3%
Dryden 109 CLO, Ltd.	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.7%
U.S. Treasury Notes	0.7%
U.S. Treasury Notes	0.6%
iShares Broad USD High Yield Corporate Bond ETF	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund no longer invested in leveraged loans or compared its performance to the Morningstar LSTA US Leveraged Loan Index.

  Effective October 31,2024 Portfolio Turnover Rate Risk was added as a principal risk factor for the fund since the Fund’s portfolio turnover rate was greater than 100% for the fiscal year ended.

  Effective August 1, 2024, shareholders of Thrivent Multidimensional Income Fund approved the merger of that fund into Thrivent Opportunity Income Plus Fund. The merger occurred at the close of business on August 16, 2024.

C000198646
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Growth Fund
Class Name	S
Trading Symbol	TSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Growth Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Small Cap Growth Fund (Class S), earned a return of 30.16%, underperforming its peer group, the Morningstar Small Growth category which returned 34.09%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	Russell 2000® Growth Index	S&P SmallCap 600 Growth Index
02/18	10,000	10,000	10,000	10,000
10/18	10,570	10,103	10,017	10,632
10/19	11,102	11,465	10,658	10,926
10/20	15,191	12,629	12,083	10,898
10/21	21,502	18,173	16,728	16,629
10/22	16,519	15,173	12,376	13,857
10/23	14,691	16,444	11,432	13,090
10/24	19,121	22,670	15,602	17,121

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	Since Inception 2/28/2018
Class SFootnote Reference1	30.16%	11.49%	10.20%
Russell 3000® Index	37.86%	14.60%	13.04%
Russell 2000® Growth Index	36.49%	7.92%	6.89%
S&P SmallCap 600 Growth Index	30.79%	9.40%	8.39%

AssetsNet	$ 225,051,957
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,821,083
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$225,051,957	86	67%	$1,821,083

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.3%
Short-Term Investments	1.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Guidewire Software, Inc.	2.4%
Triumph Financial, Inc.	2.1%
ExlService Holdings, Inc.	2.1%
Texas Roadhouse, Inc.	2.0%
J & J Snack Foods Corporation	1.9%
Cargurus, Inc.	1.9%
Globus Medical, Inc.	1.8%
Fabrinet	1.8%
HealthEquity, Inc.	1.7%
Penumbra, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003627
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Fund
Class Name	A
Trading Symbol	AASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$117	1.01%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Small Cap Stock Fund (Class A), earned a return of 32.04%, outperforming its peer group, the Morningstar Small Blend category which returned 30.66%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including sales charge) Footnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
10/14	9,550	10,000	10,000	10,000
10/15	9,676	10,449	10,285	10,034
10/16	10,229	10,892	10,938	10,446
10/17	13,793	13,504	13,992	13,355
10/18	14,411	14,395	14,776	13,603
10/19	15,209	16,337	15,254	14,270
10/20	15,554	17,994	14,077	14,249
10/21	24,478	25,895	22,374	21,486
10/22	22,238	21,620	19,730	17,502
10/23	20,564	23,431	18,220	16,004
10/24	27,152	32,303	23,686	21,458

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	32.04%	12.29%	11.01%
Class A (including sales charge)Footnote Reference1	26.10%	11.26%	10.50%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P SmallCap 600® Index	30.00%	9.20%	9.01%
Russell 2000® Index	34.08%	8.50%	7.94%

AssetsNet	$ 3,281,172,154
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 18,119,687
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,281,172,154	98	54%	$18,119,687

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.5%
Short-Term Investments	3.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

TTM Technologies, Inc.	2.1%
RLI Corporation	1.9%
National Storage Affiliates Trust	1.8%
Air Lease Corporation	1.7%
SharkNinja, Inc.	1.7%
Kinsale Capital Group, Inc.	1.7%
Cogent Communications Holdings	1.7%
Dayforce, Inc.	1.6%
Badger Infrastructure Solutions, Ltd.	1.6%
Houlihan Lokey, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000003629
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Fund
Class Name	S
Trading Symbol	TSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$91	0.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Small Cap Stock Fund (Class S), earned a return of 32.34%, outperforming its peer group, the Morningstar Small Blend category which returned 30.66%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
10/14	10,000	10,000	10,000	10,000
10/15	10,186	10,449	10,285	10,034
10/16	10,809	10,892	10,938	10,446
10/17	14,629	13,504	13,992	13,355
10/18	15,325	14,395	14,776	13,603
10/19	16,224	16,337	15,254	14,270
10/20	16,641	17,994	14,077	14,249
10/21	26,254	25,895	22,374	21,486
10/22	23,913	21,620	19,730	17,502
10/23	22,169	23,431	18,220	16,004
10/24	29,338	32,303	23,686	21,458

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	10 year
Class SFootnote Reference1	32.34%	12.58%	11.36%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P SmallCap 600® Index	30.00%	9.20%	9.01%
Russell 2000® Index	34.08%	8.50%	7.94%

AssetsNet	$ 3,281,172,154
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 18,119,687
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,281,172,154	98	54%	$18,119,687

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.5%
Short-Term Investments	3.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

TTM Technologies, Inc.	2.1%
RLI Corporation	1.9%
National Storage Affiliates Trust	1.8%
Air Lease Corporation	1.7%
SharkNinja, Inc.	1.7%
Kinsale Capital Group, Inc.	1.7%
Cogent Communications Holdings	1.7%
Dayforce, Inc.	1.6%
Badger Infrastructure Solutions, Ltd.	1.6%
Houlihan Lokey, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.